Summary of significant accounting policies- Long-lived assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Summary of significant accounting policies
Amortization expenses	¥ 10,051	$ 1,456	¥ 13,199	¥ 17,864
Impairment of long-lived assets other than goodwill and licensed copyrights	¥ 3,318		¥ 4,611	¥ 14,847
User base and customer relationships | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	3 years	3 years
User base and customer relationships | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	16 years	16 years
Trade names, trademarks and domain names | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	5 years	5 years
Trade names, trademarks and domain names | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	20 years	20 years
Developed technology and patents | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	2 years	2 years
Developed technology and patents | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	10 years	10 years
Non-compete agreements | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	10 years	10 years
Licensed copyrights | Hujing Digital Media and Entertainment Group
Summary of significant accounting policies
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Finite-Lived Intangible Assets, Net	Finite-Lived Intangible Assets, Net	Finite-Lived Intangible Assets, Net	Finite-Lived Intangible Assets, Net
Impairment charges	¥ 0		¥ 0	¥ 0
Licensed copyrights | Cost of revenue | Hujing Digital Media and Entertainment Group
Summary of significant accounting policies
Amortization expenses	¥ 6,701		¥ 7,497	¥ 8,361
Licensed copyrights | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	6 months	6 months
Licensed copyrights | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	10 years	10 years
Computer equipment and software | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	3 years	3 years
Computer equipment and software | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	5 years	5 years
Furniture, office and transportation equipment and others | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	3 years	3 years
Furniture, office and transportation equipment and others | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	10 years	10 years
Building and other property | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	10 years	10 years
Building and other property | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	50 years	50 years